Shareholder Fees - The Jensen Quality Growth Fund Inc Series	Sep. 30, 2025 USD ($)
J Shares Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
I Shares Class
Prospectus [Line Items]
Shareholder Fee, Other	0
R Shares Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Y Shares Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0